Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Disclosure of Detailed Information of Derivative Assets
The following is a summary of the Company's derivative assets measured at FVTPL at December 31, 2021:

2021
Solaris Warrants(i)	$122,919
i-80 Gold Warrants(ii)	581
Gold deliveries (note 12(a))	952
$124,452

Classified and presented as:
Current	$124,234
Non-current(1) (note 12(a))	218
$124,452
(1)    Represents the estimated fair value of the gold deliveries expected to be received from PGI after 12 months from the reporting date.

Detailed Information About Weighted Average Assumptions of Warrants	The fair value of the Solaris Warrants at December 31, 2021 was determined using the Black Scholes option pricing model with the following weighted average assumptions:

2021
Risk-free rate	0.78%
Expected life	1.0 year
Expected volatility	62.8%
Expected dividend	0.0%
Exercise price (C$)	$1.74
Share price (C$)	$16.94
The fair value of the i-80 Gold Warrants at December 31, 2021 was determined using the Black Scholes option pricing model with the following assumptions:

2021
Risk-free rate	0.53%
Expected life	0.72 years
Expected volatility	48.4%
Expected dividend	0.0%
Exercise price (C$)	3.64
Share price (C$)	3.09
The fair values of the Company's issued and outstanding non-traded warrants at December 31, 2021 and 2020 were determined using the Black Scholes option pricing model with the following weighted average inputs:

	2021	2020
Risk-free rate	0.34%	0.18%
Expected life	0.61 years	1.01 years
Expected volatility	46.8%	47.1%
Expected dividend	0.0%	0.0%
Share price (C$)	$11.60	$14.02
The fair value of the Solaris warrant liability at December 31, 2021 of $27.7 million was determined using the Black Scholes option pricing model with the following weighted average inputs:

2021
Risk-free rate	0.09%
Expected life	0.32 years
Expected volatility	53.7%
Expected dividend	0.0%
Share price (C$)	$16.94

Disclosure of Detailed Information of Derivative Liabilities
The following is a summary of the Company's derivative liabilities at December 31, 2021 and 2020:

	2021	2020
Gold collars and forward contracts(i)	$33,336	$91,393
Foreign exchange contracts(ii)	12,061	12,507
Equinox Gold warrant liability(iii)	5,177	50,666
Solaris warrant liability(iv)	27,697	—
Contingent consideration – Greenstone(v)	6,586	—
	$84,857	$154,566

Classified and presented as:
Current	$77,699	$63,993
Non-current	7,158	90,573
	$84,857	$154,566

Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding
The following table summarizes the changes in the gold collar and forward contracts outstanding during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$91,393	$—
Assumed in Leagold Acquisition (note 5(e))	—	78,526
Change in fair value	(16,605)	48,091
Settlements	(41,452)	(35,224)
Balance – end of year	$33,336	$91,393

Disclosure of Detailed Information about Derivative Instruments
At December 31, 2021, the Company had in place USD:BRL and USD:MXN put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options' weighted average strike price	Put options' weighted average strike price
Currency	Within 1 year	1-2 years
BRL	$151,390	$8,039	4.92	5.82
MXN	71,000	5,000	20.54	23.68

Disclosure Details of the Changes in Foreign Exchange Contracts Outstanding
The following table summarizes the changes in the foreign exchange contracts outstanding during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$12,507	$(1,639)
Change in fair value	4,410	14,731
Settlements	(4,856)	(585)
Balance – end of year	$12,061	$12,507

Disclosure Details of the Changes in Share Purchase Warrants Outstanding
The following table summarizes the changes in the Company's share purchase warrants outstanding during the years ended December 31, 2021 and 2020:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2019	24,051,190	$12.00
Issued in Leagold Acquisition (note 5(e))	16,626,569	11.14
Exercised	(20,976,625)	9.48
Expired	(675,976)	13.16
Outstanding – December 31, 2020	19,025,158	$14.00
Issued in Premier Acquisition (note 5(a))	393,400	10.42
Exercised	(1,361,549)	8.42
Expired	(16,387,492)	14.92
Outstanding – December 31, 2021	1,669,517	$8.69

Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants
The following table summarizes information about the Company's outstanding share purchase warrants at December 31, 2021:

Range of exercise price (C$)	Number of warrants(2)	Weighted average exercise price (C$)	Expiry dates
$5.05 - $5.30(1)	614,117	5.30	December 2022 - May 2023
$10.42 - $10.81	1,055,400	10.66	January 2022 - March 2022
	1,669,517	8.69
(1)    614,117 warrants with a weighted average exercise price of C$5.30 are exercisable into one common share of Equinox Gold and one-quarter of a common share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.
(2) At December 31, 2021, all of the Company's outstanding warrants were non-traded.
Disclosure of Detailed Information about Changes in Carrying Amounts of Share Purchase Warrants Outstanding	The changes in the carrying amounts of the Company's outstanding share purchase warrants during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance – beginning of year	$50,666	$56,146
Issued in Premier Acquisition (note 5(a))	505	—
Issued in Leagold Acquisition (note 5(e))	—	8,543
Exercised	(4,100)	(43,885)
Change in fair value	(41,894)	29,862
Balance – end of year	$5,177	$50,666